Leases - Summary of Expected Operating Lease Payments as of Prior Year (FY) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Years ending Dec. 31,
2019	$ 4,150
2020	3,890
2021	2,789
2022	1,239
2023	1,214
Thereafter	7,235
Total operating lease payments	20,517
Cleco Holdings
Years ending Dec. 31,
2019	120
2020	0
2021	0
2022	0
2023	0
Thereafter	0
Total operating lease payments	120
Cleco Power
Years ending Dec. 31,
2019	4,030
2020	3,890
2021	2,789
2022	1,239
2023	1,214
Thereafter	7,235
Total operating lease payments	$ 20,397